Net Income (Loss) Per Share of Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
	For the Year Ended December 31, 2019
	Income (Numerator)	Shares (Denominator)	Per-Share Amount

Net income	$1,051,825

Basic EPS
Income available to common stockholders	1,051,825	135,154,931	$0.01

Effect of Dilutive Securities
Unvested restricted stock		858,856
Options		392,784
Warrants		447,431
Warrants – liability classified	(9,250,612)	32,706,263

Diluted EPS
Loss available to common stockholders + assumed conversions	$(8,198,787)	169,560,265	$(0.05)

	For the Year Ended December 31, 2018
	Income (Numerator)	Shares (Denominator)	Per-Share Amount

Net loss	$(19,194,236)

Basic and Diluted EPS
Loss available to common stockholders	$(19,194,236)	121,154,334	$(0.16)

Schedule of anti-dilutive securities

	Three Months Ended March 31,
	2020	2019
Stock options	4,512,715	3,600,073
Unvested restricted stock	643,501	1,093,501
Common shares underlying convertible debt	5,125,363	15,000,000
Warrants	23,593,356	58,130,750

	Year Ended December 31,
	2019	2018
Stock options	4,119,931	3,600,073
Unvested restricted stock	234,645	1,543,501
Common shares underlying convertible debt	5,036,250	5,000,000
Warrants	20,712,000	53,130,750